Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

1.	On January 1, 2026, the Company granted 32,260 RSUs to officers, employees and members of the Board of Directors. The RSUs will vest in 8 quarterly tranches over two years from the vesting commencement date, January 1, 2026.

2.	On January 1, 2026, the Company amended the June Notes agreement with the Investor to decrease the conversion price floor applicable to the June 2025 June Note to $4.62 per share.

3.	On January 13, 2026, Fort Technology entered into an amendment to its convertible loan agreement with EEH (see note 8)

4.	On January 16, 2026, the holder of the June Note converted outstanding principal and accumulated interest balance of $733 under the June Notes into the Company’s ordinary shares.

5.	On January 22, 2026, the Company issued to certain investors in a registered direct offering 286,224 ordinary shares, at an offering price of $8.4 per ordinary share for gross proceeds of $2,404.

6.	On January 26, 2026, the Company granted 2,143 RSUs to one of the members of the Board. The RSUs vested immediately upon grant.

7.	On January 28, 2026, Fort signed a new lease agreement (see Note 7)

8.

On February 17, 2026 the Company effected a reverse share split – see note 1(d). Such reverse share split triggered an adjustment to the Series A Warrants under the reverse split reset mechanism (see note 11(b)). As a result, an additional 1,108,369 Series A Warrants were issued at an exercise price of $3.9663 per warrant.

9.	On February 18, 2026, the Company issued an additional June Note to the Investor with a principal amount of $600 for a purchase price of $540 in cash.

In addition, on that date, the Company issued to the Investor warrants to purchase 178,959 Ordinary Shares with exercise price of $5.53.

10.	On February 23, 2026, the Company closed a share transfer agreement entered into with institutional investors. Following, the Company sold 714,286 common shares of Fort Technology, in aggregate amount of $680 (CAD 928 thousand).

11.	On March 27, 2026, the Company issued 156,057 restricted ordinary shares to consultants at a price of $4 per ordinary share.

12.	During 2026, KeepZone entered into multiple reseller and distribution agreements in the homeland security (“HLS”) sector with various technology providers, primarily relating to security, surveillance, and defense solutions.

13.

On February 28, a joint military operation by the United States and Israel against targets in Iran was launched, followed by retaliatory actions by Iran and increased hostilities involving Hezbollah. These developments led to security measures in Israel, including restrictions on movement, temporary business limitations, and partial disruption of economic activity.

During this period, the Company’s offices in Israel were closed on certain days. However, the Company has not experienced any material disruption to its operations, and its business activities have continued substantially as planned. Accordingly, as of the date of this report, these events have not had a material impact on the Company’s operations or financial position. The Company continues to monitor developments and will assess any potential future effects as necessary.